RELATED PARTY TRANSACTIONS (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Loan to a related party:
Payments to Fund Long-term Loans to Related Parties				¥ 100,000		¥ 150,000
Lionbridge Limited [Member]
Loan to a related party:
Payments to Fund Long-term Loans to Related Parties				¥ 100,000	[1]	¥ 150,000	[1]
NYC [Member]
Strategic partnership:
Strategic partnership	[2]	¥ 2,363	$ 362

[1]	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB150,000, RMB100,000 and RMB nil to Lionbridge during the years ended December 31, 2018, 2019 and 2020, respectively, with details set forth below:
[2]	In 2020, the Group entered into a business cooperation agreement with NYC, an early learning service provider, pursuant to which the unconsumed tuition fee of NYC’s students at NYC would be transferred to the Group if NYC students decide to switch to the Group’s educational courses. As of December 31, 2020, unsettled amount due from NYC was RMB552 (US$85).